Long-term Debt	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term Debt
8.      Long-term Debt:

The principal payments required to be made after June 30, 2013, for all outstanding debt are as follows:

Years	Amount
June 30, 2014	$17,246
June 30, 2015	23,713
June 30, 2016	35,715
June 30, 2017	76,720
June 30, 2018	3,940
June 30, 2019 and thereafter	41,179
Total	$198,513

Interest expense for the six month periods ended June 30, 2012 and 2013, amounted to $3,801, and $3,455, respectively, amortization of deferred finance fees amounted to $257 and $292, respectively, and other finance fees amounted to $84 and $47, respectively, and are included under "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations as of June 30, 2012, and 2013, respectively.

As of June 30, 2013, the Company was in compliance with the amended financial and other covenants contained in its loan agreements.

All vessels are first-priority mortgaged as collateral to the Company's loan facilities.